Corporate information	12 Months Ended
Dec. 31, 2022
Corporate Information
Corporate information

1	Corporate information

Afya Limited (“Afya”), collectively with its subsidiaries referred to as the “Company”, is a holding company incorporated under the laws of the Cayman Islands on March 22, 2019. Afya Limited became the holding company of Afya Participações S.A. (hereafter referred to as “Afya Brazil”), formerly denominated NRE Participações S.A., through the completion of the corporate reorganization in July 2019. Up to that date, Afya Limited did not have commenced operations and had only nominal assets and liabilities and no material contingent liabilities or commitments. Accordingly, Afya Limited’s consolidated financial information substantially reflects the operations of Afya Brazil after the corporate reorganization. The Company completed its initial public offering (IPO) on July 19, 2019, and its shares are listed on the Nasdaq under the symbol “AFYA.”

The Company is formed by a network of higher education and post-graduate institutions focused on medicine located in 18 Brazilian states forming the largest educational group by the number of medical seats in the country. In non-regulated education, Afya provides services that comprise the development and sale of electronically distributed educational courses on medicine science, related printed and soft skills educational content. The Company also offers solutions to empower the physicians in their daily routine including supporting clinic decisions through mobile app subscription, delivering practice management tools through a SaaS (“Software as a Service”) model and supporting the patient-physician relationship.

On February 23, 2022, Afya announced that the Secretary of Regulation and Supervision of Higher Education of the Ministry of Education (“MEC”) authorized the operations of the medical schools in Abaetetuba, in the State of Pará, and Itacoatiara, in the State of Amazonas, both under Mais Médicos II program. With the authorizations, Afya reaches its third and fourth authorized schools to start operating under the Mais Medicos II program. Each medical school will contribute with 50 seats.

On March 16, 2022, MEC authorized the operations of the medical schools in Bragança, in the State of Pará, and Manacapuru, in the State of Amazonas, both under Mais Médicos II program. With the authorizations, Afya reaches its fifth and sixth authorized schools to start operating under the Mais Medicos II program. Each medical school will contribute with 50 seats.

On March 18, 2022, Afya announced that MEC authorized the increase of 28 seats of Centro Universitário São Lucas, in Ji-Parana located in the state of Rondônia. The earn-out related to the seats approval is R$800 per seat, adjusted by the Interbank Certificates of Deposit (“CDI” or “CDI rate”) rate from the closing until the payment date, of which: (i) 50% was paid in April 2022, and (ii) 50% is payable in cash in two equal installments through 2024.

On December 29, 2022, Afya announced that MEC authorized the increase of 64 medical seats of Faculdade Santo Agostinho, in the city of Itabuna, located in the state of Bahia. No additional commitment is required regarding this authorization.

Issuance of additional common shares

On February 6, 2020, Afya completed its follow-on public offering of 3,019,928 Class A common shares offered by the Company and 9,406,812 Class A common shares offered by the selling shareholders.

The offering price was US$ 27.50 per Class A common share and gross proceeds of US$ 83,048 thousand (R$ 358,286). The Company received net proceeds of US$ 78,846 thousand (R$ 339,648), after deducting US$ 4,202 thousand (R$ 18,638) in underwriting discounts, commissions and other offering expenses.

On March 10, 2020, the underwriters exercised their option to acquire additional 240,552 Class A common shares at the offering price, resulting in gross proceeds of US$ 6,615 thousand (R$ 30,884). The net proceeds from the additional shares were US$ 6,387 thousand (R$ 29,819), after deducting U$ 228 thousand (R$ 1,066) in underwriting discounts and commissions.

Afya transferred US$ 68,060 thousand (R$ 294,312) of the net proceeds to bank accounts in Brazil with an increase in the capital of Afya Brazil. These deposits were invested in first-line financial institutions in Brazil and denominated in Brazilian reais.

Bertelsmann Increases Stake in Afya

On May 5, 2022, Afya was notified of the closing of the transaction where Bertelsmann SE& Co. KGaA, or “Bertelsmann” acquired 6,000,000 Class B common shares of Afya at the purchase price of US$26.90 per share, from Nicolau Carvalho Esteves, Rosângela de Oliveira Tavares Esteves and NRE Capital Ventures Ltd (together with Nicolau Carvalho Esteves and Rosângela de Oliveira Tavares Esteves, the “Esteves Family”). As a result of the closing of the transaction, Bertelsmann and the Esteves family will beneficially own ~57.5% and ~33.0% voting interest, and ~31.0% and ~18.0% of the total shares, respectively, in Afya. The transaction has no effect on Afya’s Consolidated financial statements.

Acquisitions in 2022

(i) On March 4, 2022, Afya Brazil acquired BMV Atividades Médicas Ltda. (“Além da Medicina”). Além da Medicina is a medical content online platform for physicians and medical students that provides educational tools besides technical medical content that can assist them throughout their careers. Its contents include mentoring for residency, soft skills and finance, accounting, and investment basics for physicians. See Note 5.

(ii) On April 5, 2022, Afya Brazil acquired Cardiopapers Soluções Digitais Ltda. (“CardioPapers”). CardioPapers is the main medical content and education platform in the Cardiology field, offering courses and books developed by physicians and for physicians, covering all phases of the medical career, aligned with Afya's overall business strategy. See Note 5.

(iii) On May 23, 2022, Afya Brazil acquired Quasar Telemedicina Desenvolvimento de Sistemas Computacionais Ltda. (“Glic”). Glic is a free diabetes care and management app solution for physicians and patients that uses technology to improve diabetes education and daily routine practices, connecting users, devices and healthcare providers. See Note 5.

COVID-19

In December 2019, a novel strain of coronavirus (COVID-19) was reported to have emerged in Wuhan, China. COVID-19 has since spread to most of the countries around the globe, including every state in Brazil. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, and on March 20, 2020 the Brazilian federal government declared a national emergency with respect to COVID-19.

Since March 17, 2020, there has been some interruption of our on-campus activities due to Brazilian government authorities’ mandatory lockdowns. We managed to rapidly adapt our business to these unusual times, and although there has been an interruption of our on-campus activities, we are offering our non-practical educational activities to our students through our online platform (rather than on-site). Regarding the offering of practical classes, we quickly resumed our in-hospital and health care residency programs for fifth and sixth-year students, which represents the largest portion of our practical curriculum. By the date of issuance of these financial statements all of the lockdown restrictions have been revoked by Brazilian authorities in our campus locations and the Company has also successfully retaken all of its face to face operations.

During 2020, some of the Brazilian states issued decrees granting discounts to our students because of COVID-19. These mandatory discounts have been suspended as their constitutionality has been challenged in the superior courts.

On November 18, 2021, the Brazilian Federal Court of Justice (STF) decided, by a majority of votes, that any lawsuit with decisions to apply linear discounts in monthly tuition fees for private universities with respect to the COVID-19 pandemic are unconstitutional. Therefore, the Company shall not apply linear discounts on any active monthly tuition fees that are related to the effects of the Covid-19 pandemic. Regarding the discounts granted by the date of issuance of these financial statements, the Company is charging back the students as final legal decisions were given by the Brazilian Federal Court of Justice.

For the year ended December 31, 2022, the Company has invoiced R$9,926 from previous periods, net of discounts granted due to COVID-19 and net of provisions, being the amount substantially arising from its subsidiary FCMPB, following a lower court decision that suspended the granted discounts in favor of the Company but with restrictions on the collection in such invoices (R$ 33,081 discounts granted, net of discounts recovered, for the year ended December 31, 2021). The outstanding balances are classified as accounts receivables.

Conflict between Russia and Ukraine.

As a result of the current geopolitical tensions and conflict between Russia and Ukraine, and the recent recognition by Russia of the independence of the self-proclaimed republics of Donetsk and Luhansk in the Donbas region of Ukraine, the governments of the United States, the European Union, Japan and other jurisdictions have recently announced the imposition of sanctions on certain industry sectors and parties in Russia, Belarus and the regions of Donetsk and Luhansk, as well as enhanced export controls on certain products and industries. These and any additional sanctions and export controls, as well as any counter responses by the governments of Russia or other jurisdictions, could adversely affect, directly or indirectly, the global supply chain, with negative implications on the availability of raw materials, energy prices, and our customers, as well as the local and global financial markets and financial services industry and the global economy in general.

As of the date of these financial statements, the conflict between Russia and Ukraine has not brought significant impact over Afya’s operations and results.